Guarantees, commitments and forward starting transactions (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	$ 1,600	$ 1,700
Sub-participations		(2,803)	(2,942)
Net irrevocable amount		16,982	16,400
Guarantees | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		1,639	1,662
Guarantees | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		18,146	17,680
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Sub-participations		(647)	(1,102)
Net irrevocable amount		34,099	38,977
Loan commitments | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		3,535	7,954
Loan commitments | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		31,212	32,125
Forward starting transactions - reverse repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[2]	8,117
Forward starting transactions - reverse repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[2]	925	13,011
Forward starting transactions - securities borrowing agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[2]	12	24
Forward starting transactions - repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[2]	7,926
Forward starting transactions - repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[2]	400	8,399
UBS AG | Guarantees
Maximum Exposure To Credit Risk [Line Items]
Sub-participations		(2,803)	(2,942)
Net irrevocable amount		16,982	16,400
UBS AG | Guarantees | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		1,639	1,662
UBS AG | Guarantees | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		18,146	17,680
UBS AG | Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Sub-participations		(647)	(1,102)
Net irrevocable amount		34,099	38,977
UBS AG | Loan commitments | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		3,535	7,954
UBS AG | Loan commitments | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		31,212	32,125
UBS AG | Forward starting transactions - reverse repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[3]	8,117
UBS AG | Forward starting transactions - reverse repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[3]	925	13,011
UBS AG | Forward starting transactions - securities borrowing agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[3]	12	24
UBS AG | Forward starting transactions - repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[3]	7,926
UBS AG | Forward starting transactions - repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[3]	$ 400	$ 8,399

[1]	Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.
[2]
Cash to be paid in the future by either UBS or the counterparty. Certain reverse repurchase agreements and repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.

[3]
Cash to be paid in the future by either UBS AG or the counterparty. Certain reverse repurchase agreements and repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.